Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information
Schedule of supplemental cash flow information

($ millions)	2018	2017

Accounts receivable	219	(79)

Inventories	316	(268)

Accounts payable and accrued liabilities	(503)	68

Current portion of provisions	(110)	(48)

Income taxes payable (net)	511	421

	433	94

Relating to:

Operating activities	408	(173)

Investing activities	25	267

	433	94

Reconciliation of movements of liabilities to cash flows arising from financing activities:

($ millions)	Short-Term Debt	Current Portion of Long-Term Debt	Long-Term Debt	Partnership Liability	Dividends Payable

At December 31, 2017	2 136	71	13 372	483	—

Changes from financing cash flows:

Net issuance of commercial paper	866	—	—	—	—

Repayment of long-term debt	—	(109)	—	—	—

Realized foreign exchange losses	131	1	—	—	—

Dividends paid on common shares	—	—	—	—	(2 333)

Payments of finance lease liabilities	—	—	(74)	—	—

Distributions to non-controlling interest	—	—	—	(6)	—

Non-cash changes:

Dividends declared on common shares	—	—	—	—	2 333

Unrealized foreign exchange losses	98	9	851	—	—

Deferred financing costs	—	—	(14)	—	—

Modification to finance lease liabilities	—	—	12	—	—

Reclassification from long-term debt to current portion of long-term debt	—	257	(257)	—	—

At December 31, 2018	3 231	229	13 890	477	—